REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
REVENUE.
Disclosure of revenue from contracts with customers

Figures in million - SA rand	2019	2018	2017
Gold mining activities	18,644.2	19,656.7	23,473.6
PGM mining activities	39,219.6	23,355.4	17,898.7
Recycling activities	14,521.2	7,442.7	4,539.3
Stream	540.4	201.6	-
Total revenue from contracts with customers	72,925.4	50,656.4	45,911.6

Revenue generated by operations are from the following geographical regions:

Figures in million - SA rand	2019	2018	2017
Southern Africa	46,222.6	34,810.3	36,750.0
United States	26,702.8	15,846.1	9,161.6
Total revenue from contracts with customers	72,925.4	50,656.4	45,911.6

Schedule of revenue generated by product
Figures in million - SA rand	2019	2018
Gold	18,882.1	21,434.2
PGMs[1]	51,504.9	27,545.7
Platinum	13,013.2	9,233.9
Palladium	28,031.0	15,282.3
Rhodium	9,338.1	2,236.0
Iridium	649.6	442.9
Ruthenium	473.0	350.6
Chrome	1,749.3	1,128.9
Nickel	617.9	383.0
Other	171.2	164.6
Total revenue	72,925.4	50,656.4

1 In line with Sibanye-Stillwater’s mine-to-market PGM strategy and according to the processing agreements with Anglo American Platinum Limited (AAP), the processing arrangement for SRPM production changed from a Purchase of Concentrate arrangement (PoC) to a Toll processing arrangement (Toll arrangement) from 1 January 2019